Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Business Combination, Goodwill [Abstract]
Summary of Changes in the carrying amount of goodwill
Changes in the carrying amount of goodwill by the reporting units as of December 31, 2019 and 2020 were as follows:

	Meituan on-demand delivery	Bike-sharing maintenance	Eleme On- demand delivery	B&Bs solution	Housekeeping solution	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2018	11,194	5,218	—	—	—	16,412

Acquisitions	—	—	9,819	—	—	9,819
Balance as of December 31, 2019	11,194	5,218	9,819	—	—	26,231

Acquisitions (Note 5)	—	—	—	4,613	88,216	92,829
Impairment	—	(336)	—	—	—	(336)

Balance as of December 31, 2020	11,194	4,882	9,819	4,613	88,216	118,724

Balance as of December 31, 2020, in US$	1,716	748	1,505	707	13,519	18,195